APPENDIX I.    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2


1.     Name and Address of Issuer:

Manning & Napier Fund, Inc.

2.     Name of each series or class of funds for which this notice is filed:

Small Cap Series, Technology Series, International Series, Life Sciences Series, Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, Blended Asset Series I, Blended Asset Series II, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Energy Series, Financial Services Series, Global Fixed Income Series

3.  Investment Company Act File Number:   2-92633

     Securities Act File Number:    2-92633

4.  Last day of fiscal year for which this notice is filed:

December 31, 1995
5. Check box if this notice is being filed more than 180 days after the close of issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's
   24f-2 declaration:    [  ]  Not applicable

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

 Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

 Not applicable

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

 Not applicable




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9.     Number and aggregate sale price of securities sold during the fiscal year:





                               # of shares sold  Value of shares
Small Cap Series                      1,840,553       26,713,110
Technology Series                     1,415,392       17,145,335
International Series                  4,223,049       41,054,909
Life Sciences Series                     23,917          279,564
Flexible Yield Series I                  42,563          433,846
Flexible Yield Series II                 17,414          173,234
Flexible Yield Series III                23,843          236,968
Blended Asset Series I                  406,586        4,437,737
Blended Asset Series II                 891,550       10,731,657
New York Tax Exempt Series              905,817        8,705,001
Ohio Tax Exempt Series                  163,241        1,658,399
Diversified Tax Exempt Series           330,682        3,323,798
Energy Series                                 0                0
Financial Services Series                     0                0
Global Fixed Income Series                    0                0
TOTAL                                10,284,607      114,893,558




 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:





                               # of shares sold  Value of shares
Small Cap Series                      1,840,553       26,713,110
Technology Series                     1,415,392       17,145,335
International Series                  4,223,049       41,054,909
Life Sciences Series                     23,917          279,564
Flexible Yield Series I                  42,563          433,846
Flexible Yield Series II                 17,414          173,234
Flexible Yield Series III                23,843          236,968
Blended Asset Series I                  406,586        4,437,737
Blended Asset Series II                 891,550       10,731,657
New York Tax Exempt Series              905,817        8,705,001
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

                                        163,241        1,658,399
Ohio Tax Exempt Series
Diversified Tax Exempt Series           330,682        3,323,798
Energy Series                                 0                0
Financial Services Series                     0                0
Global Fixed Income Series                    0                0
TOTAL                                10,284,607      114,893,558



11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see
                                                             Instruction B.7):





                                                         Value of shares
                               # of shares sold as DRIP  sold as part of DRIP
Small Cap Series                              2,289,934            27,662,435
Technology Series                             1,612,684            17,272,178
International Series                            460,661             4,327,528
Life Sciences Series                          3,400,120            27,898,873
Flexible Yield Series I                           1,658                16,778
Flexible Yield Series II                          2,527                25,352
Flexible Yield Series III                         4,597                46,488
Blended Asset Series I                           75,731               811,707
Blended Asset Series II                         180,298             2,145,684
New York Tax Exempt Series                       99,114               973,495
Ohio Tax Exempt Series                           21,448               215,626
Diversified Tax Exempt Series                    43,117               433,995
Energy Series                                         0                     0

Financial Services Series                             0                     0

Global Fixed Income Series                            0                     0
TOTAL                                         8,191,889            81,830,139



12. Calculation of Registration Fees

(i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

      $114,893,558

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(ii)  Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

      + 81,830,139

(iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable)

     (133,546,708)

(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

      +                   0

(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2[ line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable)

     63,176,989

(vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

      x              1/2900

(vii)  Fee due [line (i) or line (v) multiplied by line (vii)]:

       $     21,785.17


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's
      Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                     [X ]

   Date of mailing or wire transfer of filing fees to the Commission's lockbox
   depository:     2-9-96


                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By   /s/Sandie Thomas , Compliance Administrator
        Sandie Thomas

Date:  February 12, 1996
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